Nationwide BNY Mellon Dynamic US Equity Income Fund Expense Example - Nationwide BNY Mellon Dynamic US Equity Income Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	923
Expense Example, with Redemption, 5 Years	1,184
Expense Example, with Redemption, 10 Years	1,928
Class K Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	970
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	850
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,146
Eagle Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	$ 970